CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (14,906)	$ (10,849)	$ (32,611)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	381	334	1,059
Amortization of intangible assets	4,189	4,774	4,167
Amortization of right-of-use assets	1,930	1,548
Losses/(gains) on disposals of property and equipment	3	(2)	32
Gain on bargain purchase			(285)
Allowance for credit losses	6,587	1,995	92
Accounts receivable written off	(2,621)		(15)
Convertible notes transaction expenses in form of non-employee warrant award		3,298
Other convertible notes transaction expenses		1,258	2,190
Other share-based compensation expenses	6,249	2,115	19,679
Fair value losses on derivative liabilities	11,466
Fair value losses/(gains) on convertible notes	4,433	(133)	4,837
Fair value (gains) on short-term investments	(1,404)	(107)	(25)
Deferred tax	(1,151)	(1,083)	(906)
Share of losses from an equity investee	111	408
Changes in operating assets and liabilities, net
Accounts receivable	1,996	(85,382)	(25,499)
Prepayments and other assets	(1,426)	(5,490)	4,380
Rebates receivables	(4,987)	(1,602)	(2,734)
Prepaid media costs	(8,383)	(6,735)	18,534
Accounts payable	(23,345)	61,318	2,693
Accrued liabilities and other current liabilities	3,392	3,862	(5,301)
Deferred revenue	265	722	(5,915)
Income tax payable	(121)	1,001	187
Income tax recoverable	(55)
Lease liabilities	(2,173)	(1,389)
Amount due from an equity investee	(63)	(155)
Net cash used in operating activities	(19,633)	(30,294)	(15,416)
Cash flows from investing activities
Purchase of property and equipment	(556)	(474)	(249)
Purchase of intangible assets	(575)	(232)	(120)
(Increase)/decrease in short-term investments	(22,267)	17,599	(17,427)
Investment in an equity investee	(412)	(566)
Increase in other long-term investments	(7,129)	(1,000)	(503)
Increase in prepaid long-term investment costs	(1,901)	(1,000)
Decrease/(increase) in time deposits	321	(410)	25,000
Acquisition of businesses, net of cash received	6,226	(7,171)	1,694
Loan to third parties	(1,400)
Proceeds from disposals of property and equipment		16
Net cash provided by/ (used in) investing activities	(27,693)	6,762	8,395
Cash flows from financing activities
Proceeds from exercise of share options	1,305	315	656
Proceeds from bank borrowings	180,511	140,507	2,229
Repayments of bank borrowings	(165,131)	(111,986)	(2,883)
Proceeds from issuance of convertible notes, net of transaction expenses	19,184	28,742	27,810
Redemption of convertible notes	(15,196)	(11,265)
Contribution from non-controlling interests	73	2,905
Repurchase of ordinary shares	(5,677)	(4,414)	(37)
Net proceeds from issuance of ordinary shares upon share offerings	71,917
Purchase of interests in subsidiaries from non-controlling interests	(7,003)
Net cash provided by financing activities	79,983	44,804	27,775
Net (decrease)/increase in cash and cash equivalents and restricted cash	32,657	21,272	20,754
Cash and cash equivalents and restricted cash at the beginning of year	60,706	39,828	19,401
Effect on exchange rate changes on cash and cash equivalents and restricted cash	1,014	(394)	(327)
Cash and cash equivalents and restricted cash at the end of year	94,377	60,706	39,828
Supplemental disclosure of cash flow information:
Interests paid	(2,545)	(2,109)	(694)
Cash paid for income taxes	(2,960)	(130)	(1,019)
Supplemental schedule of non-cash investing and financing activities:
Convertible notes transaction expenses in form of share-based awards		3,298
Fair value losses/(gains) on convertible notes	4,433	(133)	$ 4,837
Fair value losses on derivative liabilities	11,466
Issuance of ordinary shares upon conversion of convertible notes	68,895	$ 4,431
Issuance of ordinary shares upon acquisition of subsidiaries	42,377
Issuance of convertible notes upon exercise of call option	$ 11,466